Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
21.	Income Taxes

Teekay and a majority of its subsidiaries are not subject to income tax in the jurisdictions in which they are incorporated because they do not conduct business or operate in those jurisdictions. However, among others, the Company’s Australian ship-owing subsidiaries and its Norwegian subsidiaries are subject to income taxes.

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31, 2012 $	December 31, 2011 $
Deferred tax assets:
Vessels and equipment	58,825	76,582
Tax losses carried forward(1)	427,443	380,299
Other	64,194	95,312

Total deferred tax assets	550,462	552,193

Deferred tax liabilities:
Vessels and equipment	26,503	60,776
Long-term debt	33,764	24,918
Other	40,117	45,624

Total deferred tax liabilities	100,384	131,318
Net deferred tax assets	450,078	420,875
Valuation allowance	(421,343)	(398,559)

Net deferred tax assets	28,735	22,316

Net deferred tax assets are presented in other non-current assets in the accompanying consolidated balance sheets.

(1)	Substantially all of the Company’s net operating loss carryforwards of $1.69 billion relate to its Australian ship-owning subsidiaries and its Norwegian subsidiaries. These net operating loss carryforwards are available to offset future taxable income in the respective jurisdictions, and can be carried forward indefinitely.

The components of the provision for income taxes are as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Current	9,167	(6,768)	(13,129)
Deferred	5,239	2,478	19,469

Income tax recovery (expense)	14,406	(4,290)	6,340

The Company operates in countries that have differing tax laws and rates. Consequently, a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Net loss before taxes	(325,522)	(372,131)	(172,975)
Net loss not subject to taxes	(129,307)	(341,473)	(416,684)

Net (loss) income subject to taxes	(196,215)	(30,658)	243,709

At applicable statutory tax rates	(15,808)	(8,987)	57,737
Permanent and currency differences	(253,143)	(172,368)	(104,514)
Adjustments to valuation allowances and uncertain tax positions	250,327	179,675	40,863
Other	4,218	5,970	(426)

Tax expense (recovery) related to the current year	(14,406)	4,290	(6,340)

The following is a roll-forward of the Company’s unrecognized tax benefits, recorded in other long-term liabilities, from January 1, 2010 to December 31, 2012:

	Year ended December 31, 2012 $	Year ended December 31, 2011 $	Year ended December 31, 2010 $
Balance of unrecognized tax benefits as at January 1	39,804	45,302	40,943
Increase for positions taken in prior years	—	83	4,037
Increase for positions related to the current year	4,560	3,308	8,979
Decreases for positions taken in prior years	(5,085)	—	(4,557)
Decreases related to statute of limitations	(9,915)	(8,889)	(4,100)

Balance of unrecognized tax benefits as at December 31	29,364	39,804	45,302

The majority of the net decrease for positions for the year ended December 31, 2012 relates to potential tax on freight income.

The Company does not presently anticipate such uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected. The tax years 2008 through 2012 remain open to examination by some of the major taxing jurisdictions in which the Company is subject to tax.

The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. The interest and penalties on unrecognized tax benefits are included in the roll-forward schedule above and are approximately a reduction of $0.8 million in 2012, net of statute barred liabilities, and $1.8 million in 2011 and $1.2 million in 2010.